Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Revenue	₩ 26,151,781	₩ 29,878,043	₩ 24,261,561
Cost of sales	(25,027,703)	(24,572,939)	(21,626,339)
Gross profit	1,124,078	5,305,104	2,635,222
Selling expenses	(895,602)	(933,043)	(817,611)
Administrative expenses	(931,117)	(919,409)	(755,340)
Research and development expenses	(1,382,406)	(1,222,044)	(1,098,736)
Other income	3,185,837	1,252,135	1,784,646
Other expenses	(4,446,414)	(1,280,859)	(1,999,280)
Finance income	873,059	425,835	438,786
Finance costs	(966,363)	(916,614)	(802,678)
Equity in income of equity accounted investees, net	5,558	7,780	12,545
Profit (loss) before income tax	(3,433,370)	1,718,885	(602,446)
Income tax expense (benefit)	(237,785)	385,341	(526,299)
Profit (loss) for the year	3,195,585	(1,333,544)	76,147
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	122,361	(163,363)	110,404
Other comprehensive income (loss) from associates	32	(84)	39
Items that will never be reclassified to profit or loss	122,393	(163,447)	110,443
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Profit (loss) on valuation of derivative	9,227	(9,227)
Foreign currency translation differences for foreign operations	(80,963)	869,789	48,181
Other comprehensive income (loss) from associates	(9,710)	4,497	(210)
Items that are or may be reclassified to profit or loss	(81,446)	865,059	47,971
Other comprehensive income for the year, net of income tax	40,947	701,612	158,414
Total comprehensive income (loss) for the year (Restated)	(3,154,638)	2,035,156	82,267
Profit (loss) attributable to:
Owners of the Controlling Company	(3,071,565)	1,186,182	(94,853)
Non-controlling interests	(124,020)	147,362	18,706
Profit (loss) for the year	(3,195,585)	1,333,544	(76,147)
Total comprehensive income (loss) attributable to:
Owners of the Controlling Company	(3,006,686)	1,723,323	54,219
Non-controlling interests	(147,952)	311,833	28,048
Total comprehensive income (loss) for the year (Restated)	₩ (3,154,638)	₩ 2,035,156	₩ 82,267
Earnings (loss) per share (in won)
Basic earnings (loss) per share	₩ (8,584)	₩ 3,315	₩ (265)
Diluted earnings (loss) per share	₩ (8,584)	₩ 3,130	₩ (265)